Other assets	12 Months Ended
Dec. 31, 2024
Miscellaneous assets [abstract]
Other assets
5.19 Other assets
Other assets include the following:

	Year ended December 31
in € thousand	2024	2023
R&D tax credit receivables	31,208	43,762
Advance payments	399	759
Tax receivables	3,686	3,921
Prepaid expenses	8,878	4,468
Contract costs	3,710	3,710
Consumables and supplies on stock	767	872
Miscellaneous current assets	11	522
OTHER NON-FINANCIAL ASSETS	48,659	58,014
Deposits	198	194
Miscellaneous financial assets	1,058	916
OTHER FINANCIAL ASSETS	1,256	1,109
OTHER ASSETS	49,915	59,123
Less non-current portion	8,041	8,490
CURRENT PORTION	41,874	50,633

Due to the short term nature of the financial instruments included in other assets, their carrying amount is considered to be the same as their fair value.
The “R&D tax credit receivables” mainly relate to the research and development tax credit in Austria, Scotland, and France. The decrease in 2024 is due to the received payment of Austrian R&D tax credit related to the year 2021.
The increase in prepaid expenses is due to the upfront payment to Limmatech Biologics AG concerning the Shigella4V program amounting to €3.8 million.
The miscellaneous financial assets mainly relate to the grant received from Scottish Enterprise. For more information see Note 5.8.1.